Note 12 - Income Taxes - Summary of Federal and State Loss and Contribution and Tax Credit Carryforwards (Details) $ in Millions	Sep. 30, 2022 USD ($)
Federal and state loss carryforwards	$ 1,047.7
Contribution carryforwards	10.4
Tax credit carryforwards	4.6
Spire Missouri [Member]
Federal and state loss carryforwards	462.3
Contribution carryforwards	7.0
Tax credit carryforwards	3.4
Spire Alabama Inc [Member]
Federal and state loss carryforwards	556.7
Contribution carryforwards	0.4
Tax credit carryforwards	$ 0.0